INVESTMENT IN UNCONSOLIDATED JOINT VENTURES - Investments in Unconsolidated Joint Ventures (Detail) $ in Thousands	Mar. 31, 2020 USD ($) Property	Dec. 31, 2019 USD ($) Property	Dec. 31, 2018 USD ($)	May 02, 2014
Schedule of Equity Method Investments [Line Items]
Investment Balance	$ 77,610	$ 78,276	$ 44,869
NIP Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of Properties | Property		2
Ownership%		5.00%
Investment Balance		$ 1,225	1,476
110 William Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of Properties | Property	1	1
Ownership%	60.00%	60.00%		60.00%
Investment Balance	$ 0	$ 0	325
353 Sacramento Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of Properties | Property	1	1
Ownership%	55.00%	55.00%
Investment Balance	$ 42,542	$ 42,214	43,068
Battery Point Series A-3 Preferred Units
Schedule of Equity Method Investments [Line Items]
Investment Balance	$ 13,991	$ 13,991	$ 0
Pacific Oak Opportunity Zone Fund I
Schedule of Equity Method Investments [Line Items]
Number of Properties | Property	2	2
Investment Balance	$ 21,077	$ 20,846